Taxation - Summary of Changes in Deferred Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	€ 1,017	€ 1,194
Change through equity	253	2
Change through net result	(524)	(180)	€ (553)
Exchange rate differences	1	45
Changes in the composition of the group and other changes	(3)	(44)
Net liability (-) Net asset (+), Ending balance	744	1,017	1,194
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(799)	(780)
Change through equity	123	74
Change through net result	116	(82)
Exchange rate differences	5	(10)
Changes in the composition of the group and other changes		(1)
Net liability (-) Net asset (+), Ending balance	(555)	(799)	(780)
Investment properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(5)	(2)
Change through net result		(3)
Net liability (-) Net asset (+), Ending balance	(5)	(5)	(2)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(33)	(46)
Change through net result	5	13
Exchange rate differences	4
Net liability (-) Net asset (+), Ending balance	(24)	(33)	(46)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(90)	(97)
Change through equity	(10)	(1)
Change through net result	(80)	(32)
Exchange rate differences	2	40
Net liability (-) Net asset (+), Ending balance	(178)	(90)	(97)
Financial liabilities at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	697	739
Change through net result	(290)	(58)
Exchange rate differences	12	16
Net liability (-) Net asset (+), Ending balance	419	697	739
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(238)	(192)
Change through equity	167	(51)
Exchange rate differences	(1)	4
Changes in the composition of the group and other changes		1
Net liability (-) Net asset (+), Ending balance	(72)	(238)	(192)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	255	24
Change through net result	(48)	228
Exchange rate differences	(6)	2
Changes in the composition of the group and other changes	(3)	1
Net liability (-) Net asset (+), Ending balance	198	255	24
Pension and post-employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	112	201
Change through equity	(25)	(20)
Change through net result	(6)	(84)
Exchange rate differences	(5)	15
Net liability (-) Net asset (+), Ending balance	76	112	201
Receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	570	441
Change through net result	49	120
Exchange rate differences	(5)	9
Net liability (-) Net asset (+), Ending balance	614	570	441
Loans and advances to customers [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	491	788
Change through equity	(2)
Change through net result	(210)	(248)
Exchange rate differences		(7)
Changes in the composition of the group and other changes		(42)
Net liability (-) Net asset (+), Ending balance	279	491	788
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	57	118
Change through net result	(60)	(34)
Exchange rate differences	(5)	(24)
Changes in the composition of the group and other changes		(3)
Net liability (-) Net asset (+), Ending balance	(8)	57	118
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(624)	(589)
Net liability (-) Net asset (+), Ending balance	(362)	(624)	(589)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	1,641	1,783
Net liability (-) Net asset (+), Ending balance	1,106	1,641	1,783
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	1,017	1,194
Net liability (-) Net asset (+), Ending balance	€ 744	€ 1,017	€ 1,194